Stock-based compensation - Narrative (Detail)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 14, 2018 Employee shares	Jun. 01, 2018 Employee Advisors shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2014 shares	Apr. 30, 2014 shares	Mar. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period (in years)	48 months
Stock-based compensation expense | $			$ 278,390	$ 1,004,781	$ 1,698,323	$ 3,266,879	$ 4,219,165	$ 6,572,963	$ 6,597,359
Number of stock options granted (shares)	654,544				1,517,544		1,059,500	763,320	994,748
Shares granted, weighted-average grant date fair value (in usd per share) | $ / shares							$ 2.80	$ 6.35	$ 8.55
Shares exercised (shares)					97,310		1,576	8,516	47,280
Shares exercised, weighted average exercise price (in usd per share) | $ / shares					$ 1.21		$ 1.67	$ 2.59	$ 8.63
Stock options exercised, intrinsic value | $							$ 2,606	$ 64,302	$ 149,386
Unrecognized compensation cost | $			$ 2,481,000		$ 2,481,000		$ 4,533,000
Unrecognized compensation cost, recognition period (in years)					2 years 10 months 24 days		2 years 3 months 4 days
Number of options outstanding (shares)			2,580,639		2,580,639		2,580,491	2,156,250
Number of employees granted options | Employee	7
Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, contractual term					10 years		10 years
Non-employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted to non-employee consultants and members of the Scientific Advisory Board (shares)							0	14,670	10,507
Stock options, vesting period (in years)							4 years
Stock options, contractual term							10 years
Stock-based compensation expense | $							$ 201,000	$ 370,000	$ 517,000
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, post termination exercisability extended period	1 year
Minimum | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period (in years)					1 year		1 year
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, post termination exercisability extended period	3 years
Maximum | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vesting period (in years)					4 years		4 years
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized										2,070,200	1,451,087	116,754
2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares remaining available for grant of stock awards			1,480,758		1,480,758		859,329
Employee Stock Option, One-Year Post Termination Exercisability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, post termination exercisability period		3 months
Number of options outstanding (shares)		877,137
Number of employees holding options | Employee		6
Number of advisers holding options | Advisors		1
Stock options, post termination exercisability extended period		1 year
Employee Stock Option, Three-Year Post Termination Exercisability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, post termination exercisability period		3 months
Number of options outstanding (shares)		500,000
Number of employees holding options | Employee		1
Stock options, post termination exercisability extended period		3 years
Selling, general and administrative | Employee stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense | $								$ 285,000